Long-term Debt and Other Financing Debt Maturities (Details 2) $ in Millions	Dec. 31, 2015 USD ($)
Line of Credit Facility [Line Items]
2016 debt maturities	$ 0.0
2017 debt maturities	0.0
2018 debt maturities	380.0
2019 debt maturities	700.0
2020 debt maturities	537.1
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
2019 debt maturities	$ 550.0